FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement hierarchy of the financial instruments

	Fair value measurements as at December 31, 2021 using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs		Fair value
	(Level 1)	(Level 2)	(Level 3)	Total	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Recurring fair value measurement for:
Derivative liabilities	—	(14,918)	—	(14,918)	(14,918)	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	169,171	—	—	169,171	58,643	(5,000)
Equity method investments	—	—	—	—	—	(5,691)
	169,171	(14,918)	—	154,253	43,725	(10,691)

	Fair value measurements as at December 31, 2022 using
	Quoted	Significant	Significant
	prices in	observable	unobservable
	active markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	50,231	—	50,231	7,283	50,231	7,283	—	—
Derivative liabilities	—	(18,644)	—	(18,644)	(2,703)	(3,726)	(540)	—	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,742	—	—	(12,312)	(1,785)

Schedule of fair value of derivative assets and derivative liabilities

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Prepayments and other current assets	—	49,077	7,115
Other non-current assets	—	1,154	168
Total derivative assets	—	50,231	7,283
Accrued expenses and other liabilities	14,918	5,452	790
Other non-current liabilities	—	13,192	1,913
Total derivative liabilities	14,918	18,644	2,703